Quarterly Report
October 31, 2019
MFS®  Equity Income Fund

Portfolio of Investments
10/31/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 96.6%
Alcoholic Beverages – 0.6%
Molson Coors Brewing Co.	24,093	$1,270,183
Apparel Manufacturers – 0.9%
LVMH Moet Hennessy Louis Vuitton SE	4,296	$1,832,683
Automotive – 2.6%
Lear Corp.	35,477	$4,178,126
Magna International, Inc.	21,602	1,161,532
		$5,339,658
Brokerage & Asset Managers – 2.6%
Invesco Ltd.	125,432	$2,109,766
TD Ameritrade Holding Corp.	88,375	3,391,833
		$5,501,599
Business Services – 1.8%
Accenture PLC, “A”	6,594	$1,222,659
Fiserv, Inc. (a)	24,184	2,566,890
		$3,789,549
Cable TV – 2.9%
Comcast Corp., “A”	134,676	$6,036,178
Computer Software – 6.4%
Adobe Systems, Inc. (a)	9,540	$2,651,452
Microsoft Corp.	74,916	10,740,707
		$13,392,159
Computer Software - Systems – 3.5%
Apple, Inc.	18,115	$4,506,287
Hitachi Ltd.	76,600	2,856,085
		$7,362,372
Consumer Products – 1.0%
Kimberly-Clark Corp.	16,066	$2,134,850
Electrical Equipment – 1.2%
Johnson Controls International PLC	44,246	$1,917,179
Schneider Electric SE	6,744	626,247
		$2,543,426
Electronics – 4.4%
Applied Materials, Inc.	39,179	$2,125,853
Intel Corp.	39,219	2,217,050
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	93,797	4,842,739
		$9,185,642
Energy - Independent – 0.6%
Phillips 66	11,011	$1,286,305
Energy - Integrated – 2.5%
BP PLC	443,579	$2,811,470
Eni S.p.A.	158,931	2,405,360
		$5,216,830

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – 1.5%
Ingredion, Inc.	18,947	$1,496,813
J.M. Smucker Co.	15,913	1,681,686
		$3,178,499
Furniture & Appliances – 0.6%
Whirlpool Corp.	8,842	$1,345,045
Health Maintenance Organizations – 0.4%
Cigna Corp.	4,574	$816,276
Insurance – 4.6%
MetLife, Inc.	88,728	$4,151,583
Prudential Financial, Inc.	24,746	2,255,350
Zurich Insurance Group AG	8,250	3,223,898
		$9,630,831
Internet – 1.8%
Alphabet, Inc., “A” (a)	2,545	$3,203,646
Facebook, Inc., “A” (a)	3,265	625,737
		$3,829,383
Machinery & Tools – 5.0%
AGCO Corp.	49,751	$3,815,404
Cummins, Inc.	7,529	1,298,602
Eaton Corp. PLC	55,486	4,833,386
Regal Beloit Corp.	6,584	487,545
		$10,434,937
Major Banks – 5.2%
Bank of America Corp.	185,729	$5,807,746
BNP Paribas	11,293	589,575
Morgan Stanley	38,058	1,752,571
Sumitomo Mitsui Financial Group, Inc.	14,000	498,593
Wells Fargo & Co.	43,790	2,260,878
		$10,909,363
Medical & Health Technology & Services – 3.9%
HCA Healthcare, Inc.	34,054	$4,547,571
McKesson Corp.	27,882	3,708,306
		$8,255,877
Metals & Mining – 1.1%
Rio Tinto PLC	44,742	$2,326,376
Natural Gas - Pipeline – 3.5%
Enbridge, Inc.	25,464	$927,144
Enterprise Products Partners LP	136,668	3,557,468
EQM Midstream Partners LP	32,618	974,626
Equitrans Midstream Corp.	87,193	1,213,726
MPLX LP	28,072	740,259
		$7,413,223
Network & Telecom – 3.0%
Cisco Systems, Inc.	129,971	$6,174,922

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – 3.8%
Citigroup, Inc.	84,790	$6,093,009
Intesa Sanpaolo S.p.A.	376,464	943,028
Synchrony Financial	26,558	939,357
		$7,975,394
Pharmaceuticals – 9.4%
Bayer AG	23,100	$1,792,619
Bristol-Myers Squibb Co.	56,699	3,252,822
Eli Lilly & Co.	46,140	5,257,653
Johnson & Johnson	8,223	1,085,765
Pfizer, Inc.	108,287	4,154,972
Roche Holding AG	13,785	4,147,377
		$19,691,208
Printing & Publishing – 0.3%
Transcontinental, Inc., “A”	50,412	$575,656
Railroad & Shipping – 2.8%
Union Pacific Corp.	35,641	$5,897,160
Real Estate – 5.3%
Brixmor Property Group, Inc., REIT	42,816	$942,808
EPR Properties, REIT	32,501	2,528,253
Medical Properties Trust, Inc., REIT	107,464	2,227,729
Public Storage, Inc., REIT	4,318	962,309
STORE Capital Corp., REIT	110,824	4,488,372
		$11,149,471
Restaurants – 3.4%
Chipotle Mexican Grill, Inc., “A” (a)	1,770	$1,377,343
Starbucks Corp.	52,780	4,463,077
U.S. Foods Holding Corp. (a)	30,411	1,206,405
		$7,046,825
Specialty Stores – 4.7%
Amazon.com, Inc. (a)	2,597	$4,613,986
Best Buy Co., Inc.	10,321	741,357
Target Corp.	41,795	4,468,304
		$9,823,647
Tobacco – 2.7%
British American Tobacco PLC	42,119	$1,474,180
Japan Tobacco, Inc.	78,400	1,778,282
Philip Morris International, Inc.	29,853	2,431,229
		$5,683,691
Utilities - Electric Power – 2.6%
Exelon Corp.	107,263	$4,879,394
NextEra Energy, Inc.	2,284	544,369
		$5,423,763
Total Common Stocks		$202,472,981
Convertible Preferred Stocks – 2.0%
Medical Equipment – 0.3%
Danaher Corp., 4.75%	525	$582,918

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Convertible Preferred Stocks – continued
Utilities - Electric Power – 1.7%
CenterPoint Energy, Inc., 7%	70,421	$3,591,471
Total Convertible Preferred Stocks		$4,174,389
Preferred Stocks – 0.4%
Electronics – 0.4%
Samsung Electronics Co. Ltd.	26,923	$943,087
Investment Companies (h) – 0.8%
Money Market Funds – 0.8%
MFS Institutional Money Market Portfolio, 1.89% (v)	1,602,278	$1,602,438

Other Assets, Less Liabilities – 0.2%		397,943
Net Assets – 100.0%		$209,590,838
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,602,438 and $207,590,457, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
10/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of October 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$171,834,526	$—	$—	$171,834,526
Switzerland	7,371,275	—	—	7,371,275
United Kingdom	6,612,026	—	—	6,612,026
Japan	—	5,132,960	—	5,132,960
Taiwan	4,842,739	—	—	4,842,739
Italy	3,348,388	—	—	3,348,388
France	3,048,505	—	—	3,048,505
Canada	2,664,332	—	—	2,664,332
Germany	1,792,619	—	—	1,792,619
Other Countries	—	943,087	—	943,087
Mutual Funds	1,602,438	—	—	1,602,438
Total	$203,116,848	$6,076,047	$—	$209,192,895
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,376,258	$5,605,270	$5,379,011	$(59)	$(20)	$1,602,438
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$7,150	$—